Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2011	Sep. 03, 2009	Oct. 31, 2008	Dec. 27, 2007	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Net book value of the land prior to sales				$ 18,700,000
Loss on sale of the land				6,700,000
Contract price to build apartments			13,500,000
Contractor fee			500,000
Construction services revenue											19,768,000	10,629,000	34,149,000
Construction services costs											18,200,000	7,800,000	28,500,000
Reimbursable on-site labor costs					27,000	77,000	174,000	254,000		265,000	318,000	217,000	197,000
Due from related parties											24,000	38,000
Base monthly fee	21,335										21,335
Variable monthly fee	23										23
Variable monthly fee multiplied by number of employees	8,000										8,000
Charges related to rent											800,000	800,000	800,000
Percentage of payment to affiliate for consulting services											107.00%
Operating charge per hour for Aircraft											50
Hangar rent to affiliate											9,000
Expenses paid to the affiliate under the agreement													800,000
Aggregate purchase price of aircraft		8,300,000
Cash paid on sale of aircraft		2,100,000
Promissory note from the affiliate		6,200,000
Loss on sale of the aircraft													3,000,000
Reimbursable on-site labor costs due									62,000		30,000
Fees related to Human resource and payroll service contract					52,000	59,000	89,000	179,000		272,000
Adjusted fair value		5,200,000
Semiannual interest payments received		132,000
Charges related to the rent expense					118,000	197,000	197,000	472,000		590,000
Tax And Accounting Services [Member]
Related Party Transaction [Line Items]
Revenue from related parties											130,000	24,000	36,000
Human Resources And Payroll Services [Member]
Related Party Transaction [Line Items]
Revenue from related parties											362,000	426,000	123,000
Land [Member]
Related Party Transaction [Line Items]
Sale of asset				12,000,000
Aircraft Charter [Member]
Related Party Transaction [Line Items]
Revenue from related parties													53,000
Related Party [Member]
Related Party Transaction [Line Items]
Construction services revenue													12,600,000
Construction services costs													$ 11,600,000